Exploration and Evaluation Expenditures (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of exploration and expenditures [abstract]
Summary of Company's Exploration and Evaluation Expenditures

The following table summarizes the Company’s exploration and evaluation expenditures:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Consulting and salaries	-	-	-	2,406
Engineering	-	-	-	782
Permitting and environmental	-	-	-	268
Field supplies and other	-	-	-	14
Depreciation	-	-	-	196
Drilling and geological expenses	-	-	-	98
	-	-	-	3,764